Average Annual Total Returns - American Century ETF Trust			12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	22 Months Ended	27 Months Ended		30 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended		42 Months Ended	46 Months Ended	47 Months Ended	49 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended		76 Months Ended	84 Months Ended
		Jan. 01, 2026	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Avantis All Equity Markets ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.95%							20.19%
Performance Inception Date		Sep. 27, 2022
Avantis All Equity Markets ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			13.40%							19.57%
Performance Inception Date		Sep. 27, 2022
Avantis All Equity Markets ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.59%							15.69%
Performance Inception Date		Sep. 27, 2022
Avantis All Equity Markets ETF Class | MSCI ACWI IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			16.37%							21.02%
Avantis All Equity Markets Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.38%				15.77%
Performance Inception Date		Jun. 27, 2023
Avantis All Equity Markets Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.75%				15.11%
Performance Inception Date		Jun. 27, 2023
Avantis All Equity Markets Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.15%				12.07%
Performance Inception Date		Jun. 27, 2023
Avantis All Equity Markets Value ETF Class | MSCI ACWI IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			16.37%				16.90%
Avantis All Equity Markets Value ETF Class | MSCI ACWI IMI Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			10.32%				12.81%
Avantis All International Markets Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.53%				9.27%
Performance Inception Date		Jun. 27, 2023
Avantis All International Markets Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.65%				8.32%
Performance Inception Date		Jun. 27, 2023
Avantis All International Markets Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.87%				7.01%
Performance Inception Date		Jun. 27, 2023
Avantis All International Markets Equity ETF Class | MSCI ACWI ex USA IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI ex USA IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.23%				8.13%
Avantis All International Markets Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.40%				9.97%
Performance Inception Date		Jun. 27, 2023
Avantis All International Markets Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.52%				9.04%
Performance Inception Date		Jun. 27, 2023
Avantis All International Markets Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.79%				7.57%
Performance Inception Date		Jun. 27, 2023
Avantis All International Markets Value ETF Class | MSCI ACWI IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.23%				8.13%
Avantis Core Fixed Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.73%																			(1.95%)
Performance Inception Date		Oct. 13, 2020
Avantis Core Fixed Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.15%)																			(3.13%)
Performance Inception Date		Oct. 13, 2020
Avantis Core Fixed Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.02%																			(1.96%)
Performance Inception Date		Oct. 13, 2020
Avantis Core Fixed Income ETF Class | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%																			(1.94%)
Avantis Core Municipal Fixed Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.74%																		(0.06%)
Performance Inception Date		Dec. 08, 2020
Avantis Core Municipal Fixed Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.74%																		(0.06%)
Performance Inception Date		Dec. 08, 2020
Avantis Core Municipal Fixed Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.39%																		0.40%
Performance Inception Date		Dec. 08, 2020
Avantis Core Municipal Fixed Income ETF Class | S&P National AMT-Free Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P National AMT-Free Municipal Bond Index® (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.32%																		0.21%
Avantis Emerging Markets Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.53%																						4.20%		5.77%
Performance Inception Date		Sep. 17, 2019
Avantis Emerging Markets Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.69%																						3.52%		5.10%
Performance Inception Date		Sep. 17, 2019
Avantis Emerging Markets Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.97%																						3.19%		4.45%
Performance Inception Date		Sep. 17, 2019
Avantis Emerging Markets Equity ETF Class | MSCI Emerging Markets IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.09%																						2.51%		4.20%
Avantis Emerging Markets Small Cap Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.18%	8.09%
Performance Inception Date		Nov. 07, 2023
Avantis Emerging Markets Small Cap Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.12%	7.02%
Performance Inception Date		Nov. 07, 2023
Avantis Emerging Markets Small Cap Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.15%	5.89%
Performance Inception Date		Nov. 07, 2023
Avantis Emerging Markets Small Cap Equity ETF Class | MSCI Emerging Markets Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.50%	12.84%
Avantis Emerging Markets Small Cap Equity ETF Class | MSCI Emerging Market Small Cap Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.79%	11.98%
Avantis Emerging Markets Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.66%														1.34%
Performance Inception Date		Sep. 28, 2021
Avantis Emerging Markets Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.58%														0.37%
Performance Inception Date		Sep. 28, 2021
Avantis Emerging Markets Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.36%														0.90%
Performance Inception Date		Sep. 28, 2021
Avantis Emerging Markets Value ETF Class | MSCI Emerging Markets IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.09%														(1.74%)
Avantis Emerging Markets Value ETF Class | MSCI Emerging Markets IMI Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets IMI Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.59%														0.51%
Avantis Inflation Focused Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.20%							12.09%
Performance Inception Date		Sep. 27, 2022
Avantis Inflation Focused Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.75%							11.38%
Performance Inception Date		Sep. 27, 2022
Avantis Inflation Focused Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.02%							9.32%
Performance Inception Date		Sep. 27, 2022
Avantis Inflation Focused Equity ETF Class | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%							24.71%
Avantis International Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.84%																						5.40%			6.68%
Performance Inception Date		Sep. 24, 2019
Avantis International Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.12%																						4.77%			6.06%
Performance Inception Date		Sep. 24, 2019
Avantis International Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.52%																						4.19%			5.22%
Performance Inception Date		Sep. 24, 2019
Avantis International Equity ETF Class | MSCI World ex USA IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.44%																						4.78%			5.99%
Avantis International Large Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.07%														4.42%
Performance Inception Date		Sep. 28, 2021
Avantis International Large Cap Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.35%														3.68%
Performance Inception Date		Sep. 28, 2021
Avantis International Large Cap Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.12%														3.41%
Performance Inception Date		Sep. 28, 2021
Avantis International Large Cap Value ETF Class | MSCI World ex USA Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.70%														2.58%
Avantis International Large Cap Value ETF Class | MSCI World ex USA Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.65%														6.01%
Avantis International Small Cap Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.31%			4.71%
Performance Inception Date		Jul. 18, 2023
Avantis International Small Cap Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.56%			4.05%
Performance Inception Date		Jul. 18, 2023
Avantis International Small Cap Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.47%			3.58%
Performance Inception Date		Jul. 18, 2023
Avantis International Small Cap Equity ETF Class | MSCI World ex USA Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.70%			5.53%
Avantis International Small Cap Equity ETF Class | MSCI World ex USA Small Cap Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			2.76%			3.51%
Avantis International Small Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.47%																						6.35%			8.20%
Performance Inception Date		Sep. 24, 2019
Avantis International Small Cap Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.36%																						5.57%			7.43%
Performance Inception Date		Sep. 24, 2019
Avantis International Small Cap Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.75%																						4.87%			6.37%
Performance Inception Date		Sep. 24, 2019
Avantis International Small Cap Value ETF Class | MSCI World ex USA Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.70%																						5.10%			6.22%
Avantis International Small Cap Value ETF Class | MSCI World ex USA Small Cap Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			2.76%																						2.87%			4.64%
Avantis Moderate Allocation ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.09%				12.45%
Performance Inception Date		Jun. 27, 2023
Avantis Moderate Allocation ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.29%				11.65%
Performance Inception Date		Jun. 27, 2023
Avantis Moderate Allocation ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.18%				9.32%
Performance Inception Date		Jun. 27, 2023
Avantis Moderate Allocation ETF Class | MSCI ACWI IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			16.37%				16.90%
Avantis Moderate Allocation ETF Class | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%				2.90%
Avantis Moderate Allocation ETF Class | 65% MSCI ACWI IMI Index / 35% Bloomberg U.S. 1-5 Year Government / Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		65% MSCI ACWI IMI Index / 35% Bloomberg U.S. 1-5 Year Government / Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.88%				12.69%
Avantis Real Estate ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			0.47%														(2.27%)
Performance Inception Date		Sep. 28, 2021
Avantis Real Estate ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.86%)														(3.37%)
Performance Inception Date		Sep. 28, 2021
Avantis Real Estate ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.52%														(2.07%)
Performance Inception Date		Sep. 28, 2021
Avantis Real Estate ETF Class | MSCI World IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.52%														7.18%
Avantis Real Estate ETF Class | S&P Global REIT Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Global REIT Index® (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			2.77%														(1.46%)
Avantis Responsible Emerging Markets Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			8.30%									3.39%
Performance Inception Date		Mar. 28, 2022
Avantis Responsible Emerging Markets Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.48%									2.66%
Performance Inception Date		Mar. 28, 2022
Avantis Responsible Emerging Markets Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.40%									2.49%
Performance Inception Date		Mar. 28, 2022
Avantis Responsible Emerging Markets Equity ETF Class | MSCI Emerging Markets IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.09%									1.54%
Avantis Responsible International Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.85%										6.27%
Performance Inception Date		Mar. 15, 2022
Avantis Responsible International Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.14%										5.68%
Performance Inception Date		Mar. 15, 2022
Avantis Responsible International Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.73%										4.85%
Performance Inception Date		Mar. 15, 2022
Avantis Responsible International Equity ETF Class | MSCI World ex USA IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.44%										5.59%
Avantis Responsible U.S. Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			19.38%										11.59%
Performance Inception Date		Mar. 15, 2022
Avantis Responsible U.S. Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			19.02%										11.25%
Performance Inception Date		Mar. 15, 2022
Avantis Responsible U.S. Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.71%										8.98%
Performance Inception Date		Mar. 15, 2022
Avantis Responsible U.S. Equity ETF Class | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%										13.25%
Avantis Short-Term Fixed Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.95%																			0.62%
Performance Inception Date		Oct. 13, 2020
Avantis Short-Term Fixed Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.13%																			(0.41%)
Performance Inception Date		Oct. 13, 2020
Avantis Short-Term Fixed Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.32%																			0.03%
Performance Inception Date		Oct. 13, 2020
Avantis Short-Term Fixed Income ETF Class | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%																			(1.94%)
Avantis Short-Term Fixed Income ETF Class | Bloomberg U.S. 1-5 Year Government/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. 1-5 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			3.76%																			0.50%
Avantis U.S. Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.44%																						13.81%			14.97%
Performance Inception Date		Sep. 24, 2019
Avantis U.S. Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			20.06%																						13.43%			14.58%
Performance Inception Date		Sep. 24, 2019
Avantis U.S. Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.35%																						11.01%			12.02%
Performance Inception Date		Sep. 24, 2019
Avantis U.S. Equity ETF Class | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%																						13.86%			15.04%
Avantis U.S. Large Cap Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			22.70%		29.33%
Performance Inception Date		Sep. 26, 2023
Avantis U.S. Large Cap Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			22.38%		28.96%
Performance Inception Date		Sep. 26, 2023
Avantis U.S. Large Cap Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.66%		22.50%
Performance Inception Date		Sep. 26, 2023
Avantis U.S. Large Cap Equity ETF Class | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.51%		30.52%
Avantis U.S. Large Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			17.55%													11.21%
Performance Inception Date		Sep. 21, 2021
Avantis U.S. Large Cap Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			17.10%													10.74%
Performance Inception Date		Sep. 21, 2021
Avantis U.S. Large Cap Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.70%													8.70%
Performance Inception Date		Sep. 21, 2021
Avantis U.S. Large Cap Value ETF Class | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.51%													10.39%
Avantis U.S. Large Cap Value ETF Class | Russell 1000® Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			14.37%													7.71%
Avantis U.S. Mid Cap Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.77%	28.11%
Performance Inception Date		Nov. 07, 2023
Avantis U.S. Mid Cap Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			16.48%	27.77%
Performance Inception Date		Nov. 07, 2023
Avantis U.S. Mid Cap Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.12%	21.49%
Performance Inception Date		Nov. 07, 2023
Avantis U.S. Mid Cap Equity ETF Class | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	31.02%
Avantis U.S. Mid Cap Equity ETF Class | Russell Midcap® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.34%	26.93%
Avantis U.S. Mid Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.37%	29.61%
Performance Inception Date		Nov. 07, 2023
Avantis U.S. Mid Cap Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			18.00%	29.19%
Performance Inception Date		Nov. 07, 2023
Avantis U.S. Mid Cap Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.13%	22.64%
Performance Inception Date		Nov. 07, 2023
Avantis U.S. Mid Cap Value ETF Class | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%	31.02%
Avantis U.S. Mid Cap Value ETF Class | Russell Midcap® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.07%	24.54%
Avantis U.S. Small Cap Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.76%											4.09%
Performance Inception Date		Jan. 11, 2022
Avantis U.S. Small Cap Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.45%											3.79%
Performance Inception Date		Jan. 11, 2022
Avantis U.S. Small Cap Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.80%											3.11%
Performance Inception Date		Jan. 11, 2022
Avantis U.S. Small Cap Equity ETF Class | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%											8.59%
Avantis U.S. Small Cap Equity ETF Class | Russell 2000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.54%											2.04%
Avantis U.S. Small Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.33%																						14.12%			15.13%
Performance Inception Date		Sep. 24, 2019
Avantis U.S. Small Cap Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.90%																						13.68%			14.69%
Performance Inception Date		Sep. 24, 2019
Avantis U.S. Small Cap Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.81%																						11.27%			12.15%
Performance Inception Date		Sep. 24, 2019
Avantis U.S. Small Cap Value ETF Class | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%																						13.86%			15.04%
Avantis U.S. Small Cap Value ETF Class | Russell 2000® Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.05%																						7.29%			8.55%
American Century Diversified Corporate Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.94%																						1.37%					2.19%
Performance Inception Date		Jan. 11, 2018
American Century Diversified Corporate Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			1.83%																						(0.05%)					0.80%
Performance Inception Date		Jan. 11, 2018
American Century Diversified Corporate Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.32%																						0.45%					1.09%
Performance Inception Date		Jan. 11, 2018
American Century Diversified Corporate Bond ETF Class | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%																						(0.33%)					1.04%
American Century Diversified Corporate Bond ETF Class | Bloomberg U.S. Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Bloomberg U.S. Corporate Bond Index1 (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		2.13%																						0.30%					1.88%
American Century Diversified Corporate Bond ETF Class | Bloomberg U.S. Intermediate Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Intermediate Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.22%																						1.51%					2.49%
American Century Diversified Municipal Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.05%																						1.40%				2.54%
Performance Inception Date		Sep. 10, 2018
American Century Diversified Municipal Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.05%																						1.40%				2.54%
Performance Inception Date		Sep. 10, 2018
American Century Diversified Municipal Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.59%																						1.64%				2.54%
Performance Inception Date		Sep. 10, 2018
American Century Diversified Municipal Bond ETF Class | S&P National AMT-Free Municipal Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P National AMT-Free Municipal Bond Index® (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.32%																						1.07%				2.19%
American Century Multisector Floating Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.48%					6.92%
Performance Inception Date		Mar. 14, 2023
American Century Multisector Floating Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.90%					4.30%
Performance Inception Date		Mar. 14, 2023
American Century Multisector Floating Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.81%					4.16%
Performance Inception Date		Mar. 14, 2023
American Century Multisector Floating Income ETF Class | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%					2.84%
American Century Multisector Floating Income ETF Class | Bloomberg U.S. 1-3 Month Treasury Bill Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.32%					5.30%
American Century Multisector Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.22%															0.61%
Performance Inception Date		Jun. 29, 2021
American Century Multisector Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.70%															(1.33%)
Performance Inception Date		Jun. 29, 2021
American Century Multisector Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.06%															(0.37%)
Performance Inception Date		Jun. 29, 2021
American Century Multisector Income ETF Class | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%															(2.02%)
American Century Quality Diversified International ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.05%																						5.62%				5.62%
Performance Inception Date		Sep. 10, 2018
American Century Quality Diversified International ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.26%																						5.00%				5.04%
Performance Inception Date		Sep. 10, 2018
American Century Quality Diversified International ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.26%																						4.42%				4.43%
Performance Inception Date		Sep. 10, 2018
American Century Quality Diversified International ETF Class | MSCI World ex USA Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.70%																						5.10%				5.66%
American Century Quality Diversified International ETF Class | American Century Quality Diversified International Equity Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	American Century Quality Diversified International Equity Index1 (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		6.65%
Performance Inception Date		Mar. 23, 2022
American Century Select High Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.30%												2.43%
Performance Inception Date		Nov. 16, 2021
American Century Select High Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.80%												0.21%
Performance Inception Date		Nov. 16, 2021
American Century Select High Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.69%												0.86%
Performance Inception Date		Nov. 16, 2021
American Century Select High Yield ETF Class | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%												(2.14%)
American Century Select High Yield ETF Class | ICE BofA US High Yield Constrained (BB-B) Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US High Yield Constrained (BB-B) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.84%												2.62%
American Century Short Duration Strategic Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.62%						6.26%
Performance Inception Date		Oct. 11, 2022
American Century Short Duration Strategic Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.29%						3.98%
Performance Inception Date		Oct. 11, 2022
American Century Short Duration Strategic Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.30%						3.80%
Performance Inception Date		Oct. 11, 2022
American Century Short Duration Strategic Income ETF Class | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%						4.19%
American Century Short Duration Strategic Income ETF Class | Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.36%						4.47%
American Century U.S. Quality Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			31.36%																						17.67%				15.92%
Performance Inception Date		Sep. 10, 2018
American Century U.S. Quality Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			31.28%																						17.56%				15.82%
Performance Inception Date		Sep. 10, 2018
American Century U.S. Quality Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			18.62%																						14.34%				13.06%
Performance Inception Date		Sep. 10, 2018
American Century U.S. Quality Growth ETF Class | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.51%																						14.28%				13.58%
American Century U.S. Quality Growth ETF Class | American Century U.S. Quality Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	American Century U.S. Quality Growth Index1 (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		31.90%
Performance Inception Date	[3]	Nov. 22, 2022
American Century U.S. Quality Growth ETF Class | Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			33.36%																						18.96%				17.63%
American Century U.S. Quality Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.74%																						9.42%					8.41%
Performance Inception Date		Jan. 11, 2018
American Century U.S. Quality Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			16.29%																						8.89%					7.84%
Performance Inception Date		Jan. 11, 2018
American Century U.S. Quality Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.21%																						7.35%					6.58%
Performance Inception Date		Jan. 11, 2018
American Century U.S. Quality Value ETF Class | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.51%																						14.28%					13.07%
American Century U.S. Quality Value ETF Class | Russell 1000® Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			14.37%																						8.68%					8.02%
American Century U.S. Quality Value ETF Class | American Century U.S. Quality Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	American Century U.S. Quality Value Index1 (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[4]		17.17%
Performance Inception Date		Nov. 22, 2022
Avantis Core Fixed Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			1.65%																(1.83%)
Performance Inception Date		Feb. 24, 2021
Avantis Core Fixed Income Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.20%)																(3.09%)
Performance Inception Date		Feb. 24, 2021
Avantis Core Fixed Income Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.97%																(1.91%)
Performance Inception Date		Feb. 24, 2021
Avantis Core Fixed Income Fund Institutional Class | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%																(1.71%)
Avantis Core Fixed Income Fund G Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			1.68%																(1.69%)
Performance Inception Date		Feb. 24, 2021
Avantis Emerging Markets Equity Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			7.68%																						4.32%	5.72%
Performance Inception Date		Dec. 04, 2019
Avantis Emerging Markets Equity Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.92%																						3.65%	5.04%
Performance Inception Date		Dec. 04, 2019
Avantis Emerging Markets Equity Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.03%																						3.30%	4.41%
Performance Inception Date		Dec. 04, 2019
Avantis Emerging Markets Equity Fund, Institutional Class | MSCI Emerging Markets IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.09%																						2.51%	3.97%
Avantis Emerging Markets Equity Fund G Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			7.93%																	0.07%
Performance Inception Date		Jan. 20, 2021
Avantis International Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			4.86%																						5.30%	5.95%
Performance Inception Date		Dec. 04, 2019
Avantis International Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.94%																						4.58%	5.23%
Performance Inception Date		Dec. 04, 2019
Avantis International Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.46%																						4.06%	4.59%
Performance Inception Date		Dec. 04, 2019
Avantis International Equity Fund Institutional Class | MSCI World ex USA IMI Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA IMI Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.44%																						4.78%	5.45%
Avantis International Equity Fund G Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			5.19%																	4.08%
Performance Inception Date		Jan. 20, 2021
Avantis International Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			8.38%																						6.56%	7.61%
Performance Inception Date		Dec. 04, 2019
Avantis International Small Cap Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.17%																						5.61%	6.63%
Performance Inception Date		Dec. 04, 2019
Avantis International Small Cap Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.59%																						4.94%	5.77%
Performance Inception Date		Dec. 04, 2019
Avantis International Small Cap Value Fund Institutional Class | MSCI World ex USA Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.70%																						5.10%	5.75%
Avantis International Small Cap Value Fund Institutional Class | MSCI World ex USA Small Cap Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			2.76%																						2.87%	3.69%
Avantis International Small Cap Value Fund G Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			8.76%																	6.41%
Performance Inception Date		Jan. 20, 2021
Avantis U.S. Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			20.03%																						13.54%	14.20%
Performance Inception Date		Dec. 04, 2019
Avantis U.S. Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			19.66%																						13.22%	13.88%
Performance Inception Date		Dec. 04, 2019
Avantis U.S. Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.14%																						10.82%	11.39%
Performance Inception Date		Dec. 04, 2019
Avantis U.S. Equity Fund Institutional Class | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%																						13.86%	14.47%
Avantis U.S. Equity Fund G Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			20.27%																	11.31%
Performance Inception Date		Jan. 20, 2021
Avantis U.S. Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			16.94%								16.74%
Performance Inception Date		Jun. 21, 2022
Avantis U.S. Large Cap Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			16.52%								16.29%
Performance Inception Date		Jun. 21, 2022
Avantis U.S. Large Cap Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.36%								13.05%
Performance Inception Date		Jun. 21, 2022
Avantis U.S. Large Cap Value Fund Institutional Class | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.51%								21.02%
Avantis U.S. Large Cap Value Fund Institutional Class | Russell 1000® Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			14.37%								12.88%
Avantis U.S. Large Cap Value Fund G Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			17.13%								16.89%
Performance Inception Date		Jun. 21, 2022
Avantis U.S. Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			8.88%																						14.62%	15.47%
Performance Inception Date		Dec. 04, 2019
Avantis U.S. Small Cap Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.92%																						13.48%	14.33%
Performance Inception Date		Dec. 04, 2019
Avantis U.S. Small Cap Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.03%																						11.53%	12.25%
Performance Inception Date		Dec. 04, 2019
Avantis U.S. Small Cap Value Fund Institutional Class | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%																						13.86%	14.47%
Avantis U.S. Small Cap Value Fund Institutional Class | Russell 2000® Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.05%																						7.29%	8.07%
Avantis U.S. Small Cap Value Fund G Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		G Class Return Before Taxes
Average Annual Return, Percent			9.16%																	13.03%
Performance Inception Date		Jan. 20, 2021
American Century Focused Dynamic Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			45.65%																					22.22%
Performance Inception Date		Mar. 31, 2020
American Century Focused Dynamic Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			45.65%																					22.22%
Performance Inception Date		Mar. 31, 2020
American Century Focused Dynamic Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			27.03%																					18.22%
Performance Inception Date		Mar. 31, 2020
American Century Focused Dynamic Growth ETF Class | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.51%																					20.69%
American Century Focused Dynamic Growth ETF Class | Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			33.36%																					23.96%
American Century Focused Large Cap Value ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.39%																					14.76%
Performance Inception Date		Mar. 31, 2020
American Century Focused Large Cap Value ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.84%																					13.88%
Performance Inception Date		Mar. 31, 2020
American Century Focused Large Cap Value ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.12%																					11.68%
Performance Inception Date		Mar. 31, 2020
American Century Focused Large Cap Value ETF Class | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.51%																					20.69%
American Century Focused Large Cap Value ETF Class | Russell 1000® Value Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			14.37%																					16.55%
American Century Large Cap Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.02%																				14.95%
Performance Inception Date		Jul. 13, 2020
American Century Large Cap Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			19.76%																				14.68%
Performance Inception Date		Jul. 13, 2020
American Century Large Cap Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.03%																				11.93%
Performance Inception Date		Jul. 13, 2020
American Century Large Cap Equity ETF Class | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.02%																				16.72%
American Century Large Cap Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			26.68%															11.28%
Performance Inception Date		Jun. 29, 2021
American Century Large Cap Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			26.61%															11.20%
Performance Inception Date		Jun. 29, 2021
American Century Large Cap Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			15.84%															8.84%
Performance Inception Date		Jun. 29, 2021
American Century Large Cap Growth ETF Class | Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.51%															10.11%
American Century Large Cap Growth ETF Class | Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			33.36%															12.66%
American Century Mid Cap Growth Impact ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			19.40%																				10.65%
Performance Inception Date		Jul. 13, 2020
American Century Mid Cap Growth Impact ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			19.35%																				10.64%
Performance Inception Date		Jul. 13, 2020
American Century Mid Cap Growth Impact ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.52%																				8.43%
Performance Inception Date		Jul. 13, 2020
American Century Mid Cap Growth Impact ETF Class | Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.81%																				16.14%
American Century Mid Cap Growth Impact ETF Class | Russell Midcap® Growth Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.10%																				11.75%

[1]	The investment advisor selected a different index for comparison purposes. The advisor believes the Bloomberg U.S. Corporate Bond Index is more reflective of the fund’s strategy as compared to the Bloomberg U.S. Intermediate Corporate Bond Index.
[2]	The inception date of the American Century Quality Diversified International Equity Index was March 23, 2022.
[3]	The inception date of the American Century U.S. Quality Growth Index was November 22, 2022.
[4]	The inception date of the American Century U.S. Quality Value Index was November 22, 2022.